Note 1 - Summary of Significant Accounting Policies (Details Textual) - EUR (€) € / shares in Units, € in Thousands								12 Months Ended
	Apr. 25, 2017	Apr. 26, 2016	Apr. 14, 2016	May 28, 2013	Jan. 18, 2013	Jun. 25, 2010	Oct. 29, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 18, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2012	Jun. 24, 2010	May 22, 2007
Net Cash Provided by (Used in) Operating Activities, Total								€ (3,059)	€ 1,209	€ 1,213
Net Cash Provided by (Used in) Financing Activities, Total								2,871	7,604	2,112
Product Warranty Expense								316	319	354
Research Tax Credit								504	511	448
Advertising Expense								€ 672	744	€ 461
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								260,000		0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options								€ 427
Employee Benefits and Share-based Compensation								€ 382	€ 360	€ 66
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																600,000
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued															229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued														500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued											1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								260,000	575,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								4 years 116 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								1,207,600	1,427,438	917,188		1,095,850
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						95,912	504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								50,000
Employee Stock Option [Member] | The 2007 Plan [Member] | June 25, 2010 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						95,912
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Ending Balance						€ 1.88
Equity Restrictions, Term of Holding Before Sale of Stock						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						€ 143
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								50,000
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						229,100
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Ending Balance						€ 2.38
Equity Restrictions, Term of Holding Before Sale of Stock						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options															€ 328
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								120,100
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Ending Balance					€ 1.91
Equity Restrictions, Term of Holding Before Sale of Stock					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options													€ 660
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								297,500
Employee Benefits and Share-based Compensation								€ 2	€ 29	€ 66
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	260,000	575,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Ending Balance	€ 2.39	€ 3.22
Equity Restrictions, Term of Holding Before Sale of Stock	4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years	10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options								€ 335	€ 960
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								740,000
Employee Benefits and Share-based Compensation								€ 282	€ 331
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues			3,283,284	3,000,000
Patents [Member]
Finite-Lived Intangible Asset, Useful Life								5 years
SAP Licenses [Member]
Finite-Lived Intangible Asset, Useful Life								10 years
Other Licenses [Member]
Finite-Lived Intangible Asset, Useful Life								5 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life								7 years
Maximum [Member]
Standard Product Warranty Period								2 years
Maximum [Member] | Employee Stock Option [Member] | The 2007 Plan [Member] | June 25, 2010 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Maximum [Member] | Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Maximum [Member] | Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Maximum [Member] | Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years	4 years
Minimum [Member]
Standard Product Warranty Period								1 year
Minimum [Member] | Employee Stock Option [Member] | The 2007 Plan [Member] | June 25, 2010 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Minimum [Member] | Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Minimum [Member] | Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year
Minimum [Member] | Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life								10 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life								10 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life								3 years
Furniture, Fixtures, Fittings, and Other [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life								10 years
Furniture, Fixtures, Fittings, and Other [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life								2 years
Reclassification of Conditional Advance Cash Flows from Operating Activities to Financing Activities [Member]
Net Cash Provided by (Used in) Operating Activities, Total									90	(125)
Net Cash Provided by (Used in) Financing Activities, Total									€ (90)	€ 125